Non-Controlling Interests - Schedule of Company's Material Non-controlling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Company
Balance	$ 130,660	$ 89,754
Acquisition		22,808
Share of net income (loss)	42,866	20,579
Share of other comprehensive income (loss)	5,461	144
Adjustment To NCI	10,520	8,424
Disposal of subsidiary	44
Distribution	(24,888)	(11,049)
Balance	$ 164,663	130,660
Henan Found [Member]
Schedule of Company
Non-controlling interests percentage	22.50%
Balance	$ 93,938	84,977
Share of net income (loss)	38,099	18,967
Share of other comprehensive income (loss)	4,958	122
Distribution	(22,885)	(10,128)
Balance	$ 114,110	93,938
Henan Huawei [Member]
Schedule of Company
Non-controlling interests percentage	20.00%
Balance	$ 4,153	3,178
Share of net income (loss)	5,420	1,851
Share of other comprehensive income (loss)	352	45
Distribution	(2,003)	(921)
Balance	$ 7,922	4,153
Yunxiang [Member]
Schedule of Company
Non-controlling interests percentage	30.00%
Balance	$ 2,225	2,393
Share of net income (loss)	(134)	(149)
Share of other comprehensive income (loss)	110	(19)
Balance	$ 2,201	2,225
Salazar Holdings [Member]
Schedule of Company
Non-controlling interests percentage	25.00%
Balance	$ 31,533
Acquisition		23,204
Share of net income (loss)	(243)	(95)
Adjustment To NCI	10,520	8,424
Balance	41,810	31,533
Other [Member]
Schedule of Company
Balance	(1,189)	(794)
Acquisition		(396)
Share of net income (loss)	(276)	5
Share of other comprehensive income (loss)	41	(4)
Disposal of subsidiary	44
Balance	$ (1,380)	$ (1,189)
Other [Member] | Bottom of range [Member]
Schedule of Company
Non-controlling interests percentage	1.00%
Other [Member] | Top of range [Member]
Schedule of Company
Non-controlling interests percentage	53.90%